Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jun 4, 2013
Document Effective Date	Jun 4, 2013
Prospectus Date	Mar 1, 2013

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 4, 2013 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i)	PERFORMANCE: The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

■ Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 4, 2013 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i)	PERFORMANCE: The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

■ Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 4, 2013 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i)	PERFORMANCE: The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

Russell Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 4, 2013 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

■ Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 4, 2013